Summary of Significant Accounting Policies - Calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Number of Common stock
Total number of shares	6,913,113			9,900,065			6,913,113	9,900,065	9,900,065	28,750,000
Weighted average shares ratio	100.00%			100.00%			100.00%	100.00%	100.00%
Net (loss) income	$ (1,495,898)	$ (504,984)	$ 261,607	$ (10,518)	$ 1,657,247	$ 1,184,465	$ (1,739,275)	$ 2,831,194	$ 2,729,602	$ 18,132,948
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio				1,827,729			489,119	2,287,729	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value / Accretion allocation based on weighted average shares ratio	(165,500)			(731,196)			(889,022)	(6,120,704)	(6,707,678)	(3,383,823)
Less: Accretion applicable to Trust Account withdrawals for tax payments				(1,827,729)			(489,119)	(2,287,729)	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	165,500			731,196			889,022	6,120,704	6,707,678	3,383,823
Total income (loss) based on weighted average shares ratio, basic	(1,495,898)			(10,518)			(1,739,275)	2,831,194	2,729,602	18,132,948
Total income (loss) based on weighted average shares ratio, diluted	$ (1,495,898)			$ (10,518)			$ (1,739,275)	$ 2,831,194	$ 2,729,602	$ 18,132,948
Other investee
Summary of Significant Accounting Policies
Ownership percentage										100.00%
Other investee | Class A common stock not subject to redemption
Summary of Significant Accounting Policies
Ownership percentage										20.00%
Other investee | Class A and Class B Non-redeemable shares
Summary of Significant Accounting Policies
Ownership percentage										80.00%
Redeemable warrants | Class A common stock
Number of Common stock
Total number of shares	1,163,113			4,150,065			1,163,113	4,150,065	4,150,065	23,000,000
Weighted average shares ratio	17.00%			42.00%			26.00%	73.00%	68.00%
Net (loss) income	$ (251,681)			$ (4,409)			$ (443,798)	$ 2,054,048	$ 1,865,473	$ 14,506,359
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio				766,176			124,805	1,659,761	1,563,487
Less: Remeasurement of Class A redeemable shares to redemption value / Accretion allocation based on weighted average shares ratio	(27,845)			(306,514)			(226,845)	(4,440,608)	(4,584,183)	(2,707,058)
Less: Accretion applicable to Trust Account withdrawals for tax payments				(1,827,729)			(489,119)	(2,287,729)	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	165,500			731,196			889,022	6,120,704	6,707,678	3,383,823
Total income (loss) based on weighted average shares ratio, basic	(114,026)			(641,280)			(145,935)	3,106,176	3,264,726	15,183,124
Total income (loss) based on weighted average shares ratio, diluted	$ (114,026)			$ (641,280)			$ (145,935)	$ 3,106,176	$ 3,264,726	$ 15,183,124
Weighted average shares outstanding, basic	1,163,113			11,360,423			1,969,808	15,197,646	12,413,050	23,000,000
Weighted average shares outstanding, diluted	1,163,113			11,360,423			1,969,808	15,197,646	12,413,050	23,000,000
Basic net (loss) income per share	$ (0.1)			$ (0.15)			$ (0.07)	$ 0.2	$ 0.26	$ 0.66
Diluted net (loss) income per share	$ (0.1)			$ (0.15)			$ (0.07)	$ 0.2	$ 0.26	$ 0.66
Redeemable warrants | Other investee | Class A common stock
Summary of Significant Accounting Policies
Ownership percentage										80.00%
Non redeemable warrants | Class A and Class B Non-redeemable shares
Number of Common stock
Total number of shares	5,750,000			5,750,000			5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares ratio	83.00%			24.00%			74.00%	23.00%	32.00%
Net (loss) income	$ (1,244,217)			$ (6,109)			$ (1,295,477)	$ 777,146	$ 864,129	$ 3,626,589
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio				1,061,553			364,314	627,968	724,242
Less: Remeasurement of Class A redeemable shares to redemption value / Accretion allocation based on weighted average shares ratio	(137,655)			(424,682)			(662,177)	(1,680,096)	(2,123,495)	(676,765)
Total income (loss) based on weighted average shares ratio, basic	(1,381,872)			630,762			(1,593,340)	(274,982)	(535,124)	2,949,824
Total income (loss) based on weighted average shares ratio, diluted	$ (1,381,872)			$ 630,762			$ (1,593,340)	$ (274,982)	$ (535,124)	$ 2,949,824
Weighted average shares outstanding, basic	5,750,000			5,750,000			5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, diluted	5,750,000			5,750,000			5,750,000	5,750,000	5,750,000	5,750,000
Basic net (loss) income per share	$ (0.24)			$ 0.11			$ (0.28)	$ (0.05)	$ (0.09)	$ 0.51
Diluted net (loss) income per share	$ (0.24)			$ 0.11			$ (0.28)	$ (0.05)	$ (0.09)	$ 0.51
Non redeemable warrants | Other investee | Class A and Class B Non-redeemable shares
Summary of Significant Accounting Policies
Ownership percentage										20.00%